Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.18980%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,982,661.75

Principal:
Principal Collections	$15,226,864.13
Prepayments in Full	$8,607,253.93
Liquidation Proceeds	$356,994.46
Recoveries	$63,773.07
Sub Total	$24,254,885.59
Collections	$26,237,547.34

Purchase Amounts:
Purchase Amounts Related to Principal	$148,815.93
Purchase Amounts Related to Interest	$769.58
Sub Total	$149,585.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,387,132.85

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,387,132.85
Servicing Fee	$354,130.00	$354,130.00	$0.00	$0.00	$26,033,002.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,033,002.85
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,033,002.85
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,033,002.85
Interest - Class A-3 Notes	$1,086,025.19	$1,086,025.19	$0.00	$0.00	$24,946,977.66
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$24,661,040.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,661,040.16
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$24,465,943.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,465,943.16
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$24,326,333.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,326,333.99
Regular Principal Payment	$22,538,126.15	$22,538,126.15	$0.00	$0.00	$1,788,207.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,788,207.84
Residual Released to Depositor	$0.00	$1,788,207.84	$0.00	$0.00	$0.00
Total		$26,387,132.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,538,126.15
Total					$22,538,126.15

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,538,126.15	$48.86	$1,086,025.19	$2.35	$23,624,151.34	$51.21
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$22,538,126.15	$17.13	$1,706,668.86	$1.30	$24,244,795.01	$18.43

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$235,665,501.55	0.5109279	$213,127,375.40	0.4620648
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$363,945,501.55	0.2766006	$341,407,375.40	0.2594715

Pool Information
Weighted Average APR	5.653%	5.688%
Weighted Average Remaining Term	34.79	34.13
Number of Receivables Outstanding	19,847	19,038
Pool Balance	$424,956,002.07	$400,145,920.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$393,346,134.19	$370,435,856.82
Pool Factor	0.2944173	0.2772284

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$29,710,063.52
Targeted Overcollateralization Amount	$58,738,544.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,738,544.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$470,153.28
(Recoveries)		66	$63,773.07
Net Loss for Current Collection Period			$406,380.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1475%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8833%
Second Prior Collection Period			0.9433%
Prior Collection Period			1.0046%
Current Collection Period			1.1821%
Four Month Average (Current and Prior Three Collection Periods)			1.0033%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,026	$11,318,809.61
(Cumulative Recoveries)			$1,556,397.96
Cumulative Net Loss for All Collection Periods			$9,762,411.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6764%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,586.78
Average Net Loss for Receivables that have experienced a Realized Loss			$4,818.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	166	$5,236,711.77
61-90 Days Delinquent	0.31%	33	$1,254,521.49
91-120 Days Delinquent	0.05%	5	$183,517.29
Over 120 Days Delinquent	0.14%	17	$570,129.94
Total Delinquent Receivables	1.81%	221	$7,244,880.49

Repossession Inventory:
Repossessed in the Current Collection Period		13	$486,597.17
Total Repossessed Inventory		27	$925,262.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3183%
Prior Collection Period			0.2570%
Current Collection Period			0.2889%
Three Month Average			0.2880%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5019%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$1,866,546.14
2 Months Extended	72	$2,533,822.88
3+ Months Extended	22	$810,912.24

Total Receivables Extended	146	$5,211,281.26
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer